PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.PREPAYMENTS AND OTHER CURRENT ASSETS

	2015	2016
	RMB	RMB
Rental and other deposits	1,411	677
Prepayments for rental and others	14,455	19,725
Employee advances	4,059	4,082
Payments made on behalf of customers	421,415	462,841
Prepaid insurance premium	1,093	958
Interest income receivable	52,725	37,344
Others	1,557	1,931

Total	496,715	527,558

Payments made on behalf of customers are associated with the operations of the Company’s business process outsourcing services. The Company has remitted funds in advance on behalf of its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The Company provides an allowance for payments made on behalf of customers when facts and circumstances indicate that the receivable is unlikely to be collected. The movement of allowance for payments made on behalf of customers is analyzed as follows:

	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of period	3,632	958	856
Additions	—	1,723	843
Reversals	(676)	—	—
Write-offs	(1,998)	(1,825)	(1,240)

Balance at end of period	958	856	459